SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 92,348	$ 91,053
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	67,627	66,069
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	24,553	24,770
Other
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 168	$ 214